Income Taxes - Components of Income (Loss) before the Provision for Income Taxes by Jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Income (loss) from continuing operations before provision for income taxes	$ 529	$ (848)	$ 128
United Kingdom
Income Tax Contingency [Line Items]
United Kingdom	40	(355)	35
United States
Income Tax Contingency [Line Items]
Foreign	(20)	(776)	(301)
Italy
Income Tax Contingency [Line Items]
Foreign	438	229	351
Other
Income Tax Contingency [Line Items]
Foreign	$ 70	$ 55	$ 43